Other Finance Costs	6 Months Ended
Jun. 30, 2025
Disclosure of Finance Cost [Abstract]
Other finance costs

6 Other finance costs

	For the six months ended
	June 30,
	2024	2025
	RMB’000	RMB’000
Interest on bank loans	—	1,307
Interest on lease liabilities	1,034	1,660
Changes in the carrying amount of put option liabilities	322	325
	1,356	3,292